Elfun International Equity Fund Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.0% †
Australia – 2.8%
BHP Group PLC	175,216	$4,220,636
Suncorp Group Ltd.	143,979	1,409,356
		5,629,992
Belgium – 1.5%
Anheuser-Busch InBev S.A.	35,225	2,956,936
Canada – 1.0%
Brookfield Asset Management Inc., Class A	26,732	1,245,806
Seven Generations Energy Ltd., Class A	90,728	655,358	(a)
		1,901,164
China – 0.7%
New Oriental Education & Technology Group Inc. ADR	15,824	1,425,584	(a)
France – 15.5%
Air Liquide S.A.	37,609	4,786,687
Airbus SE	31,481	4,167,581
AXA S.A.	156,990	3,953,875
BNP Paribas S.A.	78,223	3,742,551
Safran S.A.	26,705	3,665,752
Schneider Electric SE	58,475	4,592,166
Valeo S.A.	65,668	1,906,058
Vivendi S.A.	148,585	4,309,442
		31,124,112
Germany – 6.3%
Fresenius SE & Company KGaA	19,792	1,105,839
HeidelbergCement AG	46,674	3,362,490
Infineon Technologies AG	80,999	1,608,446
KION Group AG	22,445	1,174,178
SAP SE	46,615	5,391,190
		12,642,143
Hong Kong – 3.0%
AIA Group Ltd.	608,167	6,054,593
India – 1.8%
ICICI Bank Ltd.	617,899	3,572,263
Ireland – 2.2%
Kerry Group PLC, Class A	40,132	4,483,690
Japan – 29.5%
Daikin Industries Ltd.	32,400	3,796,612
Disco Corp.	19,600	2,792,537
FANUC Corp.	15,000	2,558,612
Hoya Corp.	75,000	4,952,568
Kao Corp.	49,600	3,906,697
Keyence Corp.	7,700	4,798,022
Komatsu Ltd.	115,300	2,677,677
Mitsubishi UFJ Financial Group Inc.	808,300	4,016,488
Mitsui Fudosan Company Ltd.	151,718	3,814,025
Murata Manufacturing Company Ltd.	63,291	3,151,827
Nidec Corp.	31,400	3,978,723
Secom Company Ltd.	35,600	3,049,729
Sekisui House Ltd.	136,200	2,254,311
Shiseido Company Ltd.	61,400	4,430,608

	Number of Shares	Fair Value
SoftBank Group Corp.	31,901	$3,096,863
Subaru Corp.	50,000	1,139,495
Suzuki Motor Corp.	49,800	2,203,735
Tokio Marine Holdings Inc.	51,898	2,514,135
		59,132,664
Netherlands – 4.0%
ASML Holding N.V.	20,535	3,855,251
ING Groep N.V.	340,293	4,120,545
		7,975,796
Norway – 2.0%
Equinor ASA	180,122	3,950,026
Portugal – 1.6%
Galp Energia SGPS S.A.	195,485	3,134,464
Sweden – 3.4%
Assa Abloy AB, Class B	208,546	4,512,542
Hexagon AB, Class B	43,169	2,257,282
		6,769,824
Switzerland – 12.6%
Givaudan S.A.	1,399	3,573,708
Nestle S.A.	90,805	8,652,871
Novartis AG	75,232	7,235,386
Roche Holding AG	21,340	5,878,732
		25,340,697
Taiwan – 1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	334,900	2,667,638
United Kingdom – 8.8%
AstraZeneca PLC	65,323	5,222,061
Prudential PLC	201,705	4,041,039
Smith & Nephew PLC	144,896	2,875,527
Smiths Group PLC	169,909	3,177,090
Vodafone Group PLC	1,298,783	2,365,947
		17,681,664
Total Common Stock (Cost $166,163,452)		196,443,250
Short-Term Investments – 1.8%
State Street Institutional Treasury Money Market Fund - Premier Class 2.35%	2,136,834	2,136,834	(b,c,d)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43%	1,466,439	1,466,439	(c,d)
Total Short-Term Investments (Cost $3,603,273)		3,603,273
Total Investments (Cost $169,766,725)		200,046,523
Other Assets and Liabilities, net – 0.2%		399,795

NET ASSETS – 100.0%		$200,446,318

Other Information:

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	June 2019	10	$(938,928)	$(933,200)	$5,728

Elfun International Equity Fund Schedule of Investments	March 31, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.

Abbreviations:

ADR	American Depositary Receipt

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$196,443,250	$—	$—	$196,443,250
	Short-Term Investments	3,603,273	—	—	3,603,273

	Total Investments in Securities	$200,046,523	$—	$—	$200,046,523

	Other Financial Instruments
	Short Futures Contracts - Unrealized Appreciation	$5,728	$—	$—	$5,728

The Fund was invested in the following sectors at March 31, 2019 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	9.17%
Diversified Banks	7.72%
Packaged Foods & Meats	6.57%
Life & Health Insurance	5.05%
Electrical Components & Equipment	4.28%
Personal Products	4.17%
Building Products	4.15%
Aerospace & Defense	3.92%
Integrated Oil & Gas	3.54%
Electronic Equipment & Instruments	3.53%
Semiconductor Equipment	3.32%
Wireless Telecommunication Services	2.73%
Application Software	2.69%
Healthcare Supplies	2.48%
Industrial Gases	2.39%
Movies & Entertainment	2.15%
Semiconductors	2.14%
Diversified Metals & Mining	2.11%
Multi-Line Insurance	1.98%
Property & Casualty Insurance	1.96%
Construction Machinery & Heavy Trucks	1.92%
Diversified Real Estate Activities	1.91%
Specialty Chemicals	1.79%
Construction Materials	1.68%
Automobile Manufacturers	1.67%
Industrial Conglomerates	1.59%
Electronic Components	1.58%
Security & Alarm Services	1.52%
Brewers	1.48%
Healthcare Equipment	1.44%
Industrial Machinery	1.28%
Home Building	1.13%
Auto Parts & Equipment	0.95%
Education Services	0.71%
Asset Management & Custody Banks	0.62%

Elfun International Equity Fund Schedule of Investments	March 31, 2019 (Unaudited)

Sector	Percentage (based on Fair Value)
Healthcare Services	0.55%
Oil & Gas Exploration & Production	0.33%

98.20%

Short-Term Investments
Short-Term Investments	1.80%

1.80%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,394,148	$3,394,148	$3,209,083	$4,466,397	$—	$—	2,136,834	$2,136,834	$15,300
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,740,984	2,740,984	3,191,852	4,466,397	—	—	1,466,439	1,466,439	11,735

TOTAL		$6,135,132	$6,400,935	$8,932,794	$—	$—		$3,603,273	$27,035

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Boards. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2019, the Fund entered into futures contracts for cash equitization.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun International Equity Fund	$171,144,667	$39,637,358	$(10,729,774)	$28,907,584